SEMIANNUAL
                                     REPORT
                                  JUNE 30, 1999

                                 WARBURG PINCUS
                                CASH RESERVE FUND

                                     (BLOCK)

                                 WARBURG PINCUS
                            NEW YORK TAX EXEMPT FUND

More complete information about the funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Warburg Pincus Funds is a division of Credit Suisse Asset Management, LLC.

                              WARBURG PINCUS FUNDS
                               [GRAPHIC OMITTED]

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATOR MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE PERFORMANCE. THE FUNDS' YIELDS WILL FLUCTUATE. EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE; THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 1999; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

WARBURG PINCUS CASH RESERVE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT--JUNE 30, 1999
--------------------------------------------------------------------------------
                                                                 August 12, 1999

Dear Shareholder:

   The domestic economy displayed surprising health during the first six months of 1999, fueling expectations that the Federal Reserve would raise interest rates to ward off potential inflation. Indeed, at its May meeting the Fed announced a bias toward raising rates (it specifically noted the potential for wage increases to outpace productivity gains). In a widely anticipated move, and one preceded by a significant rise in short-term yields, the Fed raised the federal funds target rate by 25 basis points, to 5%, on June 30.

   Warburg Pincus Cash Reserve Fund continued to emphasize high-quality securities through the period, as is its general policy. The fund's annualized seven-day yield as of June 30, 1999 was 4.47% (4.35% without waivers and/or reimbursements), down from 4.61% for the period ended December 31, 1998. The fund had net assets of $446.6 million as of that date, up from $430.0 million at the start of the period. The fund's average weighted seven-day maturity as of June 30, 1999 was 59 days, up from 39 days on December 31, 1998.

   The fund will continue to emphasize the highest-quality securities in an effort to provide competitive returns without compromising safety and stability of principal. We appreciate your continued support and investment in the fund.

Eugene L. Podsiadlo           BlackRock Institutional Management Corporation
President                     Sub-Investment Adviser
Warburg Pincus Funds

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT--JUNE 30, 1999
--------------------------------------------------------------------------------
                                                                 August 12, 1999

Dear Shareholder:

   Fiscally New York state has continued to benefit from an improving economy. Particularly noteworthy is the state's year-over-year economic growth rate, which in April matched the national rate for the first time in years, and its private-sector employment, which currently stands at an all-time high. Credit concerns, however, remain on the horizon. The state's large and growing debt burden, dependence on the financial-services sector and failure to build up reserves during the economic expansion are factors that could negatively impact the state should the national economy enter recession. In addition, the state is once again late in passing its (as usual, politically contentious) budget. Combined, these factors limit the upside potential for the state's credit ratings.

   New York City's economy also continues to improve. As of February, the city had recovered employment lost during the 1989-1992 recession, and the state comptroller is currently projecting a $2.1 billion surplus for fiscal-year 1999 (which would mark three straight years of record surpluses).

   Warburg Pincus New York Tax Exempt Fund's seven-day annualized yield as of June 30 was 2.89% (without waivers and/or reimbursements, the fund's seven-day annualized yield would have been 2.75%). Its seven-day average weighted maturity as of that date was 46 days. The fund had net assets of $148.2 million on June 30, 1999.

   The fund's assets during the period peaked in late January at about $195 million and reached a low of $140 million in April. This reflected seasonal factors (e.g., April tax payments) that drive flows for money-market funds generally. In terms of strategy, we kept the fund's average weighted maturity within the 25- to 35-day range over much of the period, since yields were often actually lower among longer-dated municipal money-market securities. We began to extend the fund's maturity in May, however, when market expectations of a Federal Reserve interest-rate hike caused yields farther out on the yield curve to rise.

   We will continue to strive to provide investors a high level of current income that is exempt from federal, New York state and New York City taxes as is consistent with preservation of capital and liquidity. We appreciate your continued support and investment in the fund.

Eugene L. Podsiadlo           BlackRock Institutional Management Corporation
President                     Sub-Investment Adviser
Warburg Pincus Funds

   A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO STATE AND CITY TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  RATINGS
   PAR                                         (S&P/MOODY'S)  MATURITY   RATE%         VALUE
   ----                                        -------------  --------  -------     ------------
COMMERCIAL PAPER (51.0%)
ASSET BACKED SECURITIES (4.5%)
$20,000,000 Dakota Trust Certificates           (A-1+, P-1)   07/07/99   4.820      $ 19,983,933
                                                                                    ------------
BANKS (28.8%)
 20,000,000 AB Spin Tab Swedmortgage             (A-1, P-1)   09/07/99   4.880        19,815,644
 25,000,000 Abbey National N.A.                 (A-1+, P-1)   07/21/99   4.800        24,933,333
 20,000,000 Deutsche Bank Financial, Inc.       (A-1+, P-1)   10/25/99   4.890        19,684,867
 20,000,000 National City Credit Corp.           (A-1, P-1)   08/06/99   4.900        19,902,000
 25,000,000 Svenska Handelsbanken, Inc.          (A-1, P-1)   12/20/99   4.850        24,420,695
 20,000,000 UBS Finance LLC                     (A-1+, P-1)   10/25/99   4.900        19,684,222
                                                                                    ------------
                                                                                     128,440,761
                                                                                    ------------
COMMUNICATION EQUIPMENT (3.3%)
 15,000,000 Alcatel Alsthom Inc.                 (A-1, P-1)   08/19/99   4.870        14,900,571
                                                                                    ------------
ENTERTAINMENT (2.2%)
 10,000,000 Walt Disney Co.                      (A-1, P-1)   09/14/99   4.890         9,898,125
                                                                                    ------------
MOTOR VEHICLE PARTS AND ACCESSORIES (4.5%)
 20,000,000 Eaton Corp.                          (A-2, P-1)   07/27/99   4.870        19,929,656
                                                                                    ------------
NEWSPAPER: PUBLISHING AND PRINTING (3.3%)
 15,000,000 Knight_Ridder, Inc.                  (A-1, P-2)   07/28/99   4.820        14,945,775
                                                                                    ------------
SECURITY BROKERS AND DEALERS (4.4%)
 20,000,000 Goldman Sachs Group, Inc. (The)     (A-1+, P-1)   10/21/99   4.920        19,693,867
                                                                                    ------------
           TOTAL COMMERCIAL PAPER
            (Cost $227,792,688)                                                      227,792,688
                                                                                    ------------
VARIABLE RATE OBLIGATIONS (40.1%)
BANKS (26.6%)
 20,000,000 Bayerische Hypo-Und Vereinsbank+    (A-1+, P-1)   07/14/99   4.874        19,990,557
 10,410,000 J P Morgan & Co., Inc.+             (A-1+, P-1)   09/02/99   5.016        10,410,521
 9,000,000  J P Morgan & Co., Inc.+             (A-1+, P-1)   07/06/99   4.980         9,000,140
 20,000,000 Key Bank N.A.+                      (A-1, P-1)    09/14/99   5.035        19,988,735
 20,000,000 Royal Bank of Canada+               (A-1+, P-1)   07/14/99   4.844        19,997,123
 20,000,000 U.S. National Bank of Oregon+       (A-1, P-1)    07/21/99   4.950        20,000,000
 19,500,000 Wells Fargo & Co.+                  (A-1, P-1)    09/30/99   5.208        19,487,667
                                                                                    ------------
                                                                                     118,874,743
                                                                                    ------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS (4.5%)
 20,000,000 General Electric Capital Corp.+     (A-1+, P-1)   07/12/99   4.950        20,000,000
                                                                                    ------------
PERSONAL CREDIT INSTITUTIONS (9.0%)
 15,000,000 American Honda Finance Corp.+        (A-1, P-1)   09/07/99   5.096        15,003,349
 25,000,000 General Motors Acceptance Corp.+     (A-1, P-1)   08/26/99   4.958        24,998,481
                                                                                    ------------
                                                                                      40,001,830
                                                                                    ------------
           TOTAL VARIABLE RATE OBLIGATIONS
            (Cost $178,876,573)                                                      178,876,573
                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  RATINGS
   PAR                                         (S&P/MOODY'S)  MATURITY   RATE%         VALUE
   ----                                        -------------  --------  -------     ------------
DOMESTIC CERTIFICATES OF DEPOSIT (2.2%)
$10,000,000 Wilmington Trust Co.
               (Cost $10,000,000)                (A-1, P-1)   01/14/00   5.070      $ 10,000,000
                                                                                    ------------
AGENCY OBLIGATIONS (4.5%)
 20,000,000 Federal Home Loan Mortgage Corp.
               (Cost $19,951,900)               (A-1+, P-1)   07/19/99   4.810        19,951,900
                                                                                    ------------
REPURCHASE AGREEMENTS (2.4%)

 10,700,000  Repurchase Agreement with
               Morgan Stanley & Co., dated
               6/30/99 at 5.90% to be
               repurchased on 7/1/99 at
               $10,701,754. (Collateralized by
               $1,444,000 U.S. Treasury Note
               at 6.125%, due on 08/15/07 with
               a market value of $1,444,725,
               $2,179,000 U.S. Treasury Note
               at 5.375%, due on 06/30/03 with
               a market value of $2,140,236,
               $2,064,000 U.S. Treasury Note
               at 6.25%, due on 10/31/01 with
               a market value of $2,086,737,
               $2,445,000 U.S. Treasury Note
               at 7.875%, due on 08/15/01 with
               a market value of $2,548,913
               and $2,508,000 U.S. Treasury
               Bond at 8.25%, due on 05/15/05
               with a market value of
               $2,566,110.)
               (Cost $10,700,000)                                                     10,700,000
                                                                                    ------------

TOTAL INVESTMENTS AT VALUE (100.2%)
    (Cost $447,321,161*)                                                             447,321,161

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                           (756,229)
                                                                                    ------------
NET ASSETS (100%) (applicable to 446,707,288 shares)                                $446,564,932
                                                                                    ============
NET ASSET VALUE, offering and redemption price per share
  ($446,564,932 (DIVIDE) 446,707,288)                                               $       1.00
                                                                                    ============

--------------------------------------------------------------------------------
+ The  interest  rate shown is as of June 30, 1999 and the  maturity is the next interest readjustment date.
* Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
MATURITY SCHEDULE OF PORTFOLIO--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
            MATURITY SCHEDULE
                 (DAYS)              PAR             PERCENTAGE OF PORTFOLIO
            -----------------   ------------    -------------------------------
                                                                   (CUMULATIVE)
                    1-7         $ 39,700,000          8.9%             8.9%
                   8-14           60,000,000         13.3             22.2
                  15-30          100,000,000         22.2             44.4
                  31-60           60,000,000         13.3             57.7
                  61-90           75,410,000         16.8             74.5
                 91-120           79,500,000         17.7             92.2
                121-150                    0          0.0             92.2
               Over 150           35,000,000          7.8            100.0
                                ------------        -----
                                $449,610,000        100.0%
                                ============        =====
                     Average Weighted Maturity -- 58.93 days



                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              RATINGS
   PAR                                                      (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   ---                                                      --------------  --------   -----    ------------
MUNICIPAL BONDS (99.7%)
NEW YORK (97.7%)
 $1,045,000 Auburn IDA Revenue Bond Series 1997 (Fat Tire,
              LLC Project) (Key Corp. Bank N.A. LOC) VRDN+    (NR, NR)      07/07/99   3.750    $  1,045,000
  2,400,000 Babylon, New York IDA Resource Recovery
              Series 1998 (Ogden Martin Project) (Financial
              Service Assurance LOC) VRDN+                  (A-1+, VMIG-1)  07/07/99   3.100       2,400,000
  1,000,000 Chautauqua County IDA Series 1985 (The Red
              Wing Co., Inc.) (Wachovia Bank of GA LOC)
              VRDN+                                           (NR, NR)      07/07/99   3.350       1,000,000
  1,650,000 Erie County, New York IDA VRDN+                  (A-1, NR)      07/07/99   3.700       1,650,000
  2,290,000 Lancaster, IDA Revenue Bond (1997 Jiffy-Tite
              Co., Inc. Project) (Key Corp. Bank N.A. LOC)
              VRDN+                                           (NR, NR)      07/07/99   3.750       2,290,000
  2,750,000 Metropolitan Transportation Authority Transit
              Facilities Revenue Bond, Series 1998 C
              (ABN-AMRO Bank NV LOC) VRDN+                  (A-1+, P-1)     07/07/99   3.770       2,750,000
  1,000,000 Monroe County, New York IDA Revenue Bond
              Series 1984 (Electronic Navigational
              Industries Inc. Facilities)                     (NR, NR)      07/01/99   3.750       1,000,000
  1,535,000 Monroe County, New York IDA Series A
              (Collegiate Housing Foundation) (First Union
              National Bank of North Carolina LOC) VRDN+      (NR, VMIG-1)  07/07/99   3.650       1,535,000
  1,000,000 Monroe County, New York IDA Series B (JMT
              Properties) VRDN+                               (NR, P-1)     07/07/99   3.700       1,000,000
  1,000,000 New York City Eagle Tax Exempt (Escrowed to
              Maturity in U.S. Treasuries) VRDN+              (NR, VMIG-1)  07/07/99   3.600       1,000,000
  1,200,000 New York City General Obligation (FGIC
              Insurance LOC) VRDN+                          (A-1+, VMIG-1)  07/07/99   3.300       1,200,000
  2,000,000 New York City General Obligation (Mitsubishi
              Bank LOC) VRDN+                               (A-1+, VMIG-1)  07/07/99   3.350       2,000,000
  2,500,000 New York City General Obligation Series 1990
              (Escrowed to Maturity in U.S. Treasuries)       (NR, NR)      03/15/00   7.500       2,573,363
    900,000  New York City General Obligation Series 1992 D
              (FGIC Insurance LOC) VRDN+                    (A-1+, VMIG-1)  07/01/99   3.400         900,000
  1,200,000 New York City General Obligation Series 1993
              A-7 (Morgan Guaranty Trust LOC) VRDN+         (A-1+, VMIG-1)  07/01/99   3.500       1,200,000
  2,800,000 New York City General Obligation Series 1994
              H-3 (Financial Service Assurance LOC)         (A-1+, VMIG-1)  07/20/99   3.200       2,800,000
  2,800,000 New York City General Obligation Series 1994
              H-3 (Financial Service Assurance LOC)         (A-1+, VMIG-1)  07/22/99   3.050       2,800,000
  5,500,000 New York City General Obligation Series 1994
              H-3 (Financial Service Assurance LOC)         (A-1+, VMIG-1)  08/24/99   3.350       5,500,000
  5,000,000 New York City General Obligation Series 1994
              H-4 (Kredietbank LOC)                         (A-1+, VMIG-1)  07/29/99   2.850       5,000,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              RATINGS
   PAR                                                      (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   ----                                                     --------------  --------   -----    -----------
MUNICIPAL BONDS (CONT'D)
NEW YORK (cont'd)
 $2,000,000 New York City General Obligation Series 1994
              H-5 (Landesbank Hessen-Thuringen
              Girozentrale LOC)                             (A-1+, VMIG-1)  07/30/99   2.850    $  2,000,000
  2,180,000 New York City General Obligation Series 1995
              F-4 (Hessen LOC) VRDN+                        (A-1+, VMIG-1)  07/07/99   3.350       2,180,000
  2,100,000 New York City General Obligation Series H-3
              (Financial Service Assurance LOC)               (NR, NR)      08/25/99   3.150       2,100,000
  4,000,000 New York City General Obligation Series H-4
              (Kredietbank LOC)                               (NR, NR)      08/19/99   2.850       4,000,000
  6,870,000 New York City Health and Hospitals Health
              System Revenue Bond Series 1997 A
              (Morgan Guaranty LOC) VRDN+                   (A-1+, VMIG-1)  07/07/99   3.300       6,870,000
  1,180,000 New York City Health & Hospitals Health System
              Revenue Bond Series 1997 C  (Toronto-
              Dominion Bank LOC) VRDN+                      (A-1+, VMIG-1)  07/07/99   3.350       1,180,000
  1,200,000 New York City Housing Development Corp.
              Multi-Family Mortgage Revenue Bond Series
              1989 A  (Queenswood Apartments) (National
              City Bank of Cleveland LOC) VRDN+               (NR, VMIG-1)  07/07/99   3.200       1,200,000
    700,000 New York City Housing Development Corp.
              Multi-Family Mortgage Revenue Bond Series
              1993 A  (Columbus Gardens Project)
              (Citibank LOC) VRDN+                          (A-1+, VMIG-1)  07/07/99   3.250         700,000
  1,100,000 New York City Housing Development Corp.
              Multi-Family Rental Housing Revenue Bond
              Series 1999 A (West 43rd Street Development)
              (Federal National Mortgage Association LOC)     (NR, NR)      07/07/99   3.300       1,100,000
    200,000 New York City Housing Development Corp.
              Multi-Housing Revenue Bond Series 1997 A
              (Columbus Green) (Federal National Mortgage
              Association LOC) VRDN+                        (A-1+, NR)      07/07/99   3.200         200,000
  3,000,000 New York City Municipal Water & Finance
              Authority Series 3 (Bank of Nova Scotia LOC)  (A-1+, P-1)     08/02/99   3.250       3,000,000
    700,000 New York City Transitional Finance Authority
              Revenue Bond (Future Tax Project) Series
              1998 A-2 VRDN (Bank of Nova Scotia LOC)+        (VMIG-1)      07/07/99   3.350         700,000
    900,000 New York Local Government Assistance  Bond
              (Toronto Dominion LOC) VRDN+                  (A-1+, VMIG-1)  07/07/99   3.200         900,000
  1,295,000 New York Local Government Assistance Corp.
              (Societe Generale LOC) VRDN+                  (A-1+, VMIG-1)  07/07/99   3.250       1,295,000
    600,000 New York Local Government Assistance Corp.
              Revenue Bond Series 1995 B (Bank of Nova
              Scotia LOC) VRDN+                             (A-1+, VMIG-1)  07/07/99   3.250         600,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              RATINGS
   PAR                                                      (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   ----                                                     --------------  --------   -----    ------------
MUNICIPAL BONDS (CONT'D)
NEW YORK (cont'd)
 $5,900,000 New York Local Government Assistance Corp.
              Revenue Bond (Canadian Imperial Bank
              LOC) VRDN+                                    (A-1+, VMIG-1)  07/07/99   3.250    $  5,900,000
  1,000,000 New York State Dormitory Authority Metropolitan
              Museum of Art Revenue Bond Series 1993 B
              VRDN+                                         (A-1+, VMIG-1)  07/07/99   3.250       1,000,000
  3,440,000 New York State Dormitory Authority Revenue
              Bond (Beverwyck, Inc.) (Banque Paribas LOC)
              VRDN+                                          (A-1, VMIG-1)  07/07/99   3.250       3,440,000
  1,000,000 New York State Dormitory Authority Revenue
              Bond (Rockefeller University)                 (A-1+, VMIG-1)  07/07/99   3.300       1,000,000
  1,795,000 New York State Dormitory Authority Revenue
              Bond Series A (Miriam Osborn Memorial
              Home) (Banque Paribas LOC)                     (A-1, VMIG-1)  07/07/99   3.250       1,795,000
  3,500,000 New York State Dormitory Authority Revenue
              Bond Series A (State University Educational
              Facilities)                                     (NR, NR)      05/15/00   7.700       3,696,039
  1,220,000 New York State Energy Research & Development
              Authority Gas Facilities Revenue Bond (The
              Brooklyn Union Gas Co. Project) (MBIA
              Insurance LOC) VRDN+                          (A-1+, VMIG-1)  070/7/99   3.350       1,220,000
  6,000,000 New York State Energy Research & Development
              Authority New York State Electric & Gas Series
              1985 A (Morgan Guaranty LOC)                  (A-1+, P-1)     03/15/00   3.000       6,000,000
  1,500,000 New York State Energy Research & Development
              Authority Pollution Control Revenue Bond
              Series 1985 A (Central Hudson Gas & Electric)
              (Bankers Trust LOC) VRDN+                       (NR, P-1)     07/07/99   3.550       1,500,000
    800,000 New York State Energy Research & Development
              Authority Pollution Control Revenue Bond
              (New York State Electric & Gas Corp.)
              (Morgan Guaranty LOC)                         (A-1+, VMIG-1)  07/07/99   3.800         800,000
  4,800,000 New York State Energy Research &
              Development Authority Pollution Control
              Revenue Bond Series A (Niagara Mohawk
              Power) VRDN+                                    (A-1+, NR)    07/01/99   3.500       4,800,000
  2,400,000 New York State Housing Finance Agency
              Series A (Mount Sinai School Of Medicine)
              (Sanwa Bank LOC) VRDN+                         (NR, VMIG-1)   07/07/99   3.500       2,400,000
    800,000 New York State Housing Finance Agency
              Series 1991 (Normandie Court Project)
              (Society General LOC) VRDN+                   (A-1+, VMIG-1)  07/07/99   3.200         800,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              RATINGS
   PAR                                                      (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   ----                                                     --------------  --------   -----    ------------
MUNICIPAL BONDS (CONT'D)
NEW YORK (cont'd)
 $1,930,000 New York State Job Development Authority
              Special Purpose Bond Series 1986 A1 to A14
              (Sumitomo Bank LOC) VRDN+                     (A-1+, VMIG-1)  07/30/99   3.300    $  1,930,000
    605,000 New York State Job Development Authority
              Special Purpose Bond Series C (Sumitomo
              Bank LOC) VRDN+                               (A-1+, VMIG-1)  07/30/99   3.200         605,000
  2,300,000 New York State Power Authority (Bank of Nova
              Scotia LOC)                                    (A-1, P-1)     07/12/99   3.200       2,300,000
  2,000,000 New York State Power Authority VRDN+             (A-1, VMIG-1)  09/01/99   2.900       2,000,000
  2,100,000 New York State Power Authority Series 4
              (Bank of Nova Scotia LOC)                      (A-1, P-1)     07/09/99   3.150       2,100,000
  5,000,000 New York State Power Authority (Bank of Nova
              Scotia LOC)                                    (A-1, P-1)     07/08/99   3.250       5,000,000
 10,300,000 Niagara County IDA Solid Waste Disposal
              Facility Revenue Bond (American Ref-Fuel Co.
              of Niagara) (Wachovia LOC) VRDN+              (A-1+, P-1)     07/07/99   3.450      10,300,000
  1,255,000 North Greenbush, New York BAN                     (NR, NR)      10/01/99   3.800       1,255,762
  3,000,000 Oneonta City Of, City School District Otsego
              County, New York RAN                            (NR, NR)      06/16/00   3.625       3,006,248
  1,470,000 Onondaga County IDA Revenue Bond Series
              1998 (Plainville Turkey Farm, Inc. Project)
              (Key Corp. Bank N.A. LOC) VRDN+                 (NR, NR)      07/07/99   3.750       1,470,000
  2,400,000 Oswego, County of, IDA Revenue Bond (Crysteel
              Manufacturing, Inc. Project) (Key Corp. Bank
              N.A. LOC) VRDN+                                 (NR, NR)      07/01/99   3.750       2,400,000
  1,100,000 Port Authority of New York & New Jersey
              Versatile Structure Obligations VRDN+         (A-1+, VMIG-1)  07/01/99   3.400       1,100,000
  1,000,000 St. Lawrence County IDA Environmental
              Facilities Revenue Bond Series 1998 A
              (Aluminum Co. of America Project) VRDN+        (A-1, NR)      07/07/99   3.670       1,000,000
  1,600,000 St. Lawrence County IDA Environmental
              Improvement Revenue Bond (Reynolds Metals
              Co.) (Royal Bank of Canada LOC) VRDN+         (A-1+, VMIG-1)  07/07/99   3.200       1,600,000
    460,000 State of New York Power Authority Adjustable
              Tender Notes                                   (A-1, VMIG-1)  09/01/99   2.900         460,000
  1,200,000 Suffolk County Water Authority BAN (Bank of
              Nova Scotia LOC)                                (VMIG-1)      07/07/99   3.200       1,200,000
  1,600,000 Town of Babylon IDA Series 1994 (J. D'addario
              & Co., Inc. Project) (National Westminster
              LOC) VRDN+                                      (NR, VMIG-1)  07/07/99   3.400       1,600,000
  2,200,000 Ulster  County IDA Revenue  Bond  Series 1998 A
              (Viking  Industries, Inc. Project) (Key Corp.
              Bank N.A. LOC) VRDN+                            (NR, NR)      07/07/99   3.750       2,200,000


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              RATINGS
   PAR                                                      (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   ----                                                     --------------  --------   -----    ------------
MUNICIPAL BONDS (CONT'D)
NEW YORK (cont'd)
 $1,250,000 Williston Park Village                            (NR, NR)      03/10/00   3.400    $  1,252,513
                                                                                                ------------
            TOTAL NEW YORK (Cost $144,798,925)                                                   144,798,925
                                                                                                ------------
PUERTO RICO (2.0%)
  3,000,000 Puerto Rico Government Development Bank
              (Credit Suisse LOC) (Cost $3,000,000)         (A-1+, VMIG-1)  07/07/99   3.000       3,000,000
                                                                                                ------------
TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $147,798,925*)                                          147,798,925

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                                                         389,982
                                                                                                ------------
NET ASSETS (100.0%) (applicable to 148,202,026 shares)                                          $148,188,907
                                                                                                ============
NET ASSET VALUE, offering and redemption price per share
  ($148,188,907 (DIVIDE) 148,202,026)                                                           $       1.00
                                                                                                ============


                            INVESTMENT ABBREVIATIONS

                          BAN = Bond Anticipation Notes
                         FGIC = Financial Guarantee Insurance Company
                          IDA = Industrial Development Agency
                          LOC = Letter of Credit
                           NR = Not Rated
                          RAN = Revenue Anticipation Notes
                         VRDN = Variable Rate Demand Notes

--------------------------------------------------------------------------------
+ The interest rate shown is the rate as of June 30, 1999 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
* Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
MATURITY SCHEDULE OF PORTFOLIO--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
       MATURITY SCHEDULE
            (DAYS)               PAR            PERCENTAGE OF PORTFOLIO
       -----------------    ------------     -------------------------------
                                                              (CUMULATIVE)
               1-7          $ 88,420,000           59.9%            59.9%
              8-14             9,400,000            6.4             66.3
             15-30            15,135,000           10.3             76.6
             31-60            14,600,000            9.9             86.5
             61-90             2,460,000            1.7             88.2
            91-120             1,255,000            0.9             89.1
           121-150                     0            0.0             89.1
          Over 150            16,250,000           10.9            100.0
                            ------------          ------
                            $147,520,000          100.0%
                            ============          =====

                     Average Weighted Maturity -- 46.05 days

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                    CASH RESERVE    NEW YORK
                                                        FUND     TAX EXEMPT FUND
                                                    -----------  ---------------
INTEREST INCOME:                                    $10,866,469     $2,492,093
                                                    -----------     ----------
EXPENSES:
    Investment advisory                                 548,226        203,742
    Sub-investment advisory and administration          767,900        285,537
    Audit                                                11,190          9,850
    Custodian                                            33,090         12,272
    Directors                                            12,334         12,054
    Insurance                                             3,832          1,509
    Legal                                                16,594         10,650
    Printing                                             13,559          5,173
    Registration                                         22,406         10,156
    Transfer agent                                       52,276          9,301
    Miscellaneous                                           832            948
                                                    -----------     ----------
                                                      1,482,239        561,192
    Less: fees waived, expenses reimbursed
            and transfer agent fee offsets             (276,142)      (112,960)
                                                    -----------     ----------
      Total expenses                                  1,206,097        448,232
                                                    -----------     ----------
       Net investment income                          9,660,372      2,043,861
                                                    -----------     ----------
NET REALIZED GAIN FROM INVESTMENTS
    Net realized gain from security transactions          6,514              0
                                                    -----------     ----------
      Net increase in net assets resulting
        from operations                             $ 9,666,886     $2,043,861
                                                    ===========     ==========

                 See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   CASH RESERVE FUND               NEW YORK TAX EXEMPT FUND
                                                         ----------------------------------    ----------------------------------
                                                           FOR THE SIX                          FOR THE SIX
                                                           MONTHS ENDED       FOR THE           MONTHS ENDED         FOR THE
                                                          JUNE 30, 1999      YEAR ENDED        JUNE 30, 1999        YEAR ENDED
                                                          (UNAUDITED)     DECEMBER 31, 1998     (UNAUDITED)     DECEMBER 31, 1998
                                                         --------------   -----------------    -------------    -----------------
FROM OPERATIONS:
    Net investment income                                $    9,660,372    $   25,975,339      $   2,043,861      $   4,511,197
    Net realized gain (loss) from security transactions           6,514          (128,038)                 0                  0
                                                         --------------    --------------      -------------      -------------
       Net increase in net assets resulting
         from operations                                      9,666,886        25,847,301          2,043,861          4,511,197
                                                         --------------    --------------      -------------      -------------
FROM DISTRIBUTIONS:
    Dividends from net investment income                     (9,660,372)      (25,975,339)        (2,043,861)        (4,511,197)
                                                         --------------    --------------      -------------      -------------
FROM CAPITAL SHARE TRANSACTIONS (AT $1 PER SHARE):
    Proceeds from sale of shares                          1,386,625,310     2,813,181,462        182,791,317        430,856,437
    Reinvested dividends                                      5,284,256        17,073,030            995,368          2,192,770
    Net asset value of shares redeemed                   (1,375,329,130)   (2,872,823,033)      (210,340,961)      (409,478,827)
                                                         --------------    --------------      -------------      -------------
       Net increase (decrease) in net assets
         from capital share transactions                     16,580,436       (42,568,541)       (26,554,276)        23,570,380
                                                         --------------    --------------      -------------      -------------
       Net increase (decrease) in net assets                 16,586,950       (42,696,579)       (26,554,276)        23,570,380
NET ASSETS:
    Beginning of period                                     429,977,982       472,674,561        174,743,183        151,172,803
                                                         --------------    --------------      -------------      -------------
    End of Period                                        $  446,564,932    $  429,977,982      $ 148,188,907      $ 174,743,183
                                                         ==============    ==============      =============      =============

                 See Accompanying Notes to Financial Statements.

                                     14 & 15

WARBURG PINCUS CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                         FOR THE SIX
                                        MONTHS ENDED       FOR THE         FOR THE TEN       FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                        JUNE 30, 1999    YEAR ENDED       MONTHS ENDED     ----------------------------------------
                                         (UNAUDITED)  DECEMBER 31, 1998 DECEMBER 31, 1997    1997       1996       1995      1994
                                        ------------- ----------------- -----------------  --------   --------   --------  --------
PERIOD ENDED:
PER-SHARE DATA
  Net asset value, beginning of period    $   1.00        $   1.00          $   1.00       $   1.00   $   1.00   $   1.00  $   1.00
                                          --------        --------          --------       --------   --------   --------  --------
INVESTMENT ACTIVITIES:
  Net investment income                     0.0218          0.0499            0.0428         0.0492     0.0543     0.0426    0.0273
                                          --------        --------          --------       --------   --------   --------  --------
DISTRIBUTIONS:
  From net investment income               (0.0218)        (0.0499)          (0.0428)       (0.0492)   (0.0543)   (0.0426)  (0.0273)
                                          --------        --------          --------       --------   --------   --------  --------
NET ASSET VALUE, END OF PERIOD            $   1.00        $   1.00          $   1.00       $   1.00   $   1.00   $   1.00  $   1.00
                                          ========        ========          ========       ========   ========   ========  ========
Total return                                  2.18%           5.12%             4.28%3         5.03%      5.57%      4.35%     2.76%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)  $446,565        $429,978          $472,675       $416,735   $383,607   $403,211  $277,557
    Ratio of expenses to average
      net assets                               .55%1,2         .56%1             .55%1,2        .55%1      .56%1      .55%      .54%
    Ratio of net income to average
      net assets                              4.41%2          5.00%             5.11%2         4.93%      5.43%      4.41%     2.73%
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                   .12%2           .12%              .12%2          .14%       .16%       .19%      .13%

--------------------------------------------------------------------------------
1 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the fund's net expense ratio by .00%, .01%, .00%, .00% and .01% for the period ended June 30, 1999, the year ended December 31, 1998, the period ended December 31, 1997 and the years ended February 28 or 29, 1997 and 1996 respectively. The operating expense ratio after reflecting these arrangements was .55%, .56%, .55%, .55% and .56% for the period ended June 30, 1999, the year ended December 31, 1998, the period ended December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively.
2 Annualized.
3 NON-ANNUALIZED.

                 See Accompanying Notes to Financial Statements.

                                    16 & 17

WARBURG NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                         FOR THE SIX
                                         MONTHS ENDED      FOR THE         FOR THE TEN       FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                        JUNE 30, 1999     YEAR ENDED      MONTHS ENDED     ----------------------------------------
                                         (UNAUDITED)  DECEMBER 31, 1998 DECEMBER 31, 1997    1997       1996       1995      1994
                                        ------------  ----------------- -----------------  --------   --------   --------  --------
PERIOD ENDED:
PER-SHARE DATA
  Net asset value, beginning of period    $   1.00        $   1.00          $   1.00       $   1.00   $   1.00   $   1.00  $   1.00
                                          --------        --------          --------       --------   --------   --------  --------
INVESTMENT ACTIVITIES:
  Net investment income                     0.0127          0.0287            0.0261         0.0288     0.0326     0.0246    0.0175
                                          --------        --------          --------       --------   --------   --------  --------
DISTRIBUTIONS:
  From net investment income               (0.0127)        (0.0287)          (0.0261)       (0.0288)   (0.0326)   (0.0246)  (0.0175)
                                          --------        --------          --------       --------   --------   --------  --------
NET ASSET VALUE, END OF PERIOD            $   1.00        $   1.00          $   1.00       $   1.00   $   1.00   $   1.00  $   1.00
                                          ========        ========          ========       ========   ========   ========  ========
Total return                                  1.26%           2.92%             2.64%3         2.92%      3.31%      2.48%     1.77%

RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000S OMITTED)  $148,189        $174,743          $151,173       $124,191   $ 96,584   $ 77,111  $ 65,984
    Ratio of expenses to average
      net assets                               .55%1,2         .55%1             .55%1,2        .55%1      .56%1      .55%      .54%
    Ratio of net income to average
      net assets                              2.51%2          2.86%             3.12%2         2.88%      3.24%      2.46%     1.75%
    Decrease reflected in above
      operating ratios due to
      waivers/reimbursements                   .13%2           .14%              .12%2          .17%       .27%       .27%      .19%

--------------------------------------------------------------------------------
1 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the fund's net expense ratio by .00%, .00%, .00%, .00% and .01% for the period ended June 30, 1999, the year ended December 31, 1998, the period ended December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements was .55%, .55%, .55%, .55% and .56% for for the period ended June 30, 1999, the year ended December 31, 1998, the period ended December 31, 1997 and the years ended February 28 or 29, 1997 and 1996, respectively.
2 Annualized.
3 Non-annualized.

                 See Accompanying Notes to Financial Statements.

                                     18 & 19

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Cash Reserve Fund and the Warburg Pincus New York Tax Exempt Fund are registered under the Investment Company Act of 1940, as amended (1940 Act), as diversified and non-diversified, open-end management investment companies, respectively.

   Investment objectives for each fund are as follows: the Cash Reserve Fund is designed to provide investors with high current income consistent with liquidity and stability of principal; and the New York Tax Exempt Fund is designed to provide investors with as high a level of current income that is exempt from federal, New York state and New York City personal income taxes as is consistent with preservation of capital and liquidity.

   Certain New York state and New York City municipal obligations in the New York Tax Exempt Fund may be obligations of issuers which rely in whole or in part on New York state or New York City revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.

   The net asset value of each fund is determined twice daily as of noon and the close of regular trading on the New York Stock Exchange. Each fund's investments are valued under the amortized cost method, which approximates market value, unless a fund's Board of Directors determines that using this method would not reflect an investment's value. Amortized cost involves valuing a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid annually, although the Cash Reserve Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principals.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   No provision is made for federal income taxes as it is each fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   Each fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   The funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the six months ended June 30, 1999, each Fund received credits or reimbursements under this arrangement as follows:

           FUND                                            AMOUNT
           ----                                           --------
           Cash Reserve                                    $9,522
           New York Tax Exempt                              3,876

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND
    DISTRIBUTOR

   On July 6, 1999, Credit Suisse Asset Management, LLC (CSAM) became each fund's investment adviser as a result of the completion of the previously announced acquisition of Warburg Pincus Asset Management, Inc. (WPAM) by Credit Suisse Group (Credit Suisse) and the combination of WPAM with Credit Suisse's existing U.S. asset management business. CSAM is an indirect wholly-owned U.S. subsidiary of Credit Suisse. For its investment advisory services, CSAM receives a fee calculated at an annual rate of .25% of each fund's average daily net assets. For the six months ended June 30, 1999, investment advisory fees and voluntary waivers were as follows:

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND
   DISTRIBUTOR -- (CONT'D)

                                       GROSS                        NET
      FUND                         ADVISORY FEE    WAIVER       ADVISORY FEE
      ----                         ------------   ---------    --------------
      CASH RESERVE                   $548,226     $(106,648)      $441,578
      New York Tax Exempt             203,742       (43,634)       160,108

   BlackRock   Institutional   Management   Corporation  (BIMC),   formerly  PNC
Institutional Management Corporation, a wholly-owned subsidiary of PNC Bank, N.A., serves as each fund's sub-investment adviser and administrator. For its sub-investment advisory and administrative services, BIMC receives a fee calculated at an annual rate of .25% of each fund's average daily net assets. For the six months ended June 30, 1999, sub-investment advisory and administration fees and voluntary waivers were as follows:

                              GROSS SUB-ADVISORY               NET SUB-ADVISORY
                                      AND                            AND
     FUND                     ADMINISTRATION FEE    WAIVER    ADMINISTRATION FEE
     ----                     ------------------  ----------  ------------------
     Cash Reserve                  $548,610       $(159,972)       $388,638
     New York Tax Exempt            204,040         (65,450)        138,590

   Counsellors Funds Service, Inc. (CFSI), an indirect wholly-owned subsidiary of Credit Suisse, serves as each fund's co-administrator. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each fund's average daily net assets. For the six months ended June 30, 1999, administrative services fees earned by CFSI were as follows:

           FUND                                     CO-ADMINISTRATION FEE
           ----                                     ---------------------
           Cash Reserve                                   $219,290
           New York Tax Exempt                              81,497

   It is currently contemplated that, on or before January 6, 2000, CFSI will be replaced as co-administrator of each Portfolio by Credit Suisse Asset Management Securities, Inc. (CSAMSI), an indirect wholly-owned subsidiary of Credit Suisse that was formerly known as Counsellors Securities Inc. CSAMSI serves as each fund's distributor. No compensation is payable by the funds to CSAMSI for distribution services. On June 20, 1999, the Fund's Board of Directors approved Provident Distributors, Inc. (PDI) as each Fund's distributor, effective on or before January 6, 2000. PDI, a Delaware corporation, is a registered broker-dealer and serves as distributor to other mutual funds.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS

   Each fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Advisor Shares. Neither fund currently offers Advisor Shares.

   Transactions in shares of each fund were as follows:

                                          CASH RESERVE FUND               NEW YORK EXEMPT FUND
                                   -------------------------------   ------------------------------
                                     FOR THE SIX                      FOR THE SIX
                                    MONTHS ENDED       FOR THE        MONTHS ENDED       FOR THE
                                    JUNE 30, 1999    YEAR ENDED      JUNE 30, 1999     YEAR ENDED
                                     (UNAUDITED)  DECEMBER 31,1998    (UNAUDITED)   DECEMBER 31,1998
                                   -------------- ----------------   -------------  ----------------
Shares Sold                         1,386,625,309   2,813,181,431     182,791,317      430,856,437
Shares issued to shareholders
  on reinvestment of dividends          5,284,256      17,073,030         995,368        2,192,770
Shares Redeemed                    (1,375,329,130) (2,872,823,033)   (210,340,961)    (409,478,828)
                                   -------------------------------   -------------------------------
Net increase
  (decrease) in
  shares outstanding                   16,580,435     (42,568,572)    (26,554,276)      23,570,379
                                   ===============================   ===============================

4. LIABILITIES

   At June 30, 1999, the funds had the following affiliated and investment related liabilities:

                                                                   NEW YORK
                                             CASH RESERVE FUND  TAX EXEMPT FUND
                                             -----------------  ---------------
      Dividends payable                         $1,641,703         $330,614
      Investment advisory fee payable               76,921           24,263
      Administrative services fee payable           37,861           12,503

5. NET ASSETS

   At June 30, 1999,  capital  contributions  and  accumulated net realized loss
from  security   transactions   have  been   adjusted  for  permanent   book/tax
differences.

   Net assets at June 30, 1999 consisted of the following:

                                                                  NEW YORK
                                       CASH RESERVE FUND        TAX EXEMPT FUND
                                          ------------          ---------------
 Capital contributed, net                 $446,707,108            $148,193,184
 Accumulated net realized loss from
   security transactions                      (142,176)                 (4,277)
                                          ------------            ------------
 Net assets                               $446,564,932            $148,188,907
                                          ============            ============

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

6. CAPITAL LOSS CARRYOVER

At June 30, 1999, the Cash Reserve Fund and the New York Tax Exempt Fund have capital loss carryovers of $148,690 and $4,277, respectively, to offset possible future capital gains of each fund. These carryovers expire as follows:

                                                             YEAR     AMOUNT
                                                             ----    --------
           Cash Reserve                                      2004    $  2,662
                                                             2005      17,990
                                                             2006     128,038

           New York Tax Exempt                               2000       4,089
                                                             2002         188

7. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

   At a special meeting of shareholders held on May 21, 1999, three proposals were submitted for the vote of shareholders of the Funds. The proposals and voting results were:

   1. To approve a new investment advisory agreement between each fund and CSAM.

                                                % OF SHARES TO TOTAL    % OF SHARES TO TOTAL
CASH RESERVE FUND                 SHARES         OUTSTANDING SHARES         SHARES VOTED
-----------------                 ------        --------------------    --------------------
For                         302,590,552.8510           75.5481%               99.4889%
Against                         633,649.4900            0.1582%                0.2083%
Abstain                         920,825.5190            0.2299%                0.3028%

                                                % OF SHARES TO TOTAL    % OF SHARES TO TOTAL
NEW YORK TAX EXEMPT FUND          SHARES         OUTSTANDING SHARES         SHARES VOTED
------------------------          ------        --------------------    --------------------
For                         155,623,403.7300           88.4532%               97.1702%
Against                         176,042.4400            0.1001%                0.1099%
Abstain                       4,355,966.6000            2.4758%                2.7198%

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
7. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (CONT'D)

   2. To elect Directors of each fund.

   CASH RESERVE FUND                        FOR                   WITHHELD
   -----------------                 ----------------         --------------
   R.H. Francis                      300,744,866.7460         3,400,161.1140
   J.W. Fritz                        300,825,145.9360         3,319,881.9240
   J.E. Garten                       300,800,204.7660         3,344,823.0940
   J.S. Pasman                       300,794,823.7660         3,350,204.0940
   W.W. Priest                       300,773,912.3460         3,371,115.5140
   S.N. Rappaport                    300,794,823.7660         3,350,204.0940
   A.M. Reichman                     300,813,740.6360         3,331,287.2240
   A.B. Trowbridge                   300,800,330.4560         3,344,697.4040

   NEW YORK TAX EXEMPT FUND                 FOR                   WITHHELD
   ------------------------          ----------------           ------------
   R.H. Francis                      159,458,408.0150           697,004.8150
   J.W. Fritz                        159,458,408.0150           697,004.8150
   J.E. Garten                       159,458,408.0150           697,004.8150
   J.S. Pasman                       159,458,408.0150           697,004.8150
   W.W. Priest                       159,458,408.0150           697,004.8150
   S.N. Rappaport                    159,458,408.0150           697,004.8150
   A.M. Reichman                     159,458,408.0150           697,004.8150
   A.B. Trowbridge                   159,343,002.0150           812,410.8150

   3. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants for each fund.

                                                % OF SHARES TO TOTAL    % OF SHARES TO TOTAL
CASH RESERVE FUND                SHARES          OUTSTANDING SHARES         SHARES VOTED
-----------------                ------         --------------------    --------------------
For                         295,108,948.2460          73.6801%               97.0290%
Against                       6,100,251.4600           1.5231%                2.0057%
Abstain                       2,935,828.1540           0.7330%                0.9653%

                                                % OF SHARES TO TOTAL    % OF SHARES TO TOTAL
NEW YORK TAX EXEMPT FUND         SHARES          OUTSTANDING SHARES         SHARES VOTED
------------------------         ------         --------------------    --------------------
For                         159,773,521.4500          90.8121%               99.7615%
Against                          28,553.4600           0.0162%                0.0178%
Abstain                         353,337.9200           0.2008%                0.2206%

8. YEAR 2000 COMPLIANCE

   Many services provided to the portfolios and their shareholders by CSAMand certain of its affiliates (CSAM Service Providers) and the funds' other service providers rely on the functioning of their respective computer systems. Many computer systems cannot distinguish the year 2000 from the year 1900, resulting in potential difficulty in performing various calculations (Year 2000 Issue). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing, account services and other portfolio operations.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

8. YEAR 2000 COMPLIANCE (CONT'D)

   The CSAM Service Providers recognize the importance of the Year 2000 Issue and are taking appropriate steps necessary in preparation for the year 2000. The CSAM Service Providers anticipate that their systems and those of the funds' other major service providers will be adapted in time for the Year 2000. The CSAM Service Providers have completed mission critical systems testing and have participated in industry-wide testing programs. In addition, the CSAM Service Providers are formulating a contingency plan to address the Year 2000 Issue and anticipate completion of the plan by the end off the third quarter of 1999.

   The CSAMService Providers continue to monitor the Year 2000 Issue and its potential impact on the funds. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the funds nor can there be any assurance that the Year 2000 Issue will not have an adverse effect on the funds' investments or on global markets or economies, generally.

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                              WARBURG PINCUS FUNDS
                                [GRAPHIC OMITTED]

                      P.O. BOX 9030, BOSTON, MA 02205-9030
             800-WARBURG (800-927-2874) (BLOCK) www.warburg.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR. WPMMF-3-0699